SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Minimum | Land improvements
Property, plant and equipment [Line Items]
Estimated useful lives	15 years
Minimum | Machinery and equipment
Property, plant and equipment [Line Items]
Estimated useful lives	3 years
Minimum | Other equipment
Property, plant and equipment [Line Items]
Estimated useful lives	3 years
Maximum | Land improvements
Property, plant and equipment [Line Items]
Estimated useful lives	30 years
Maximum | Buildings
Property, plant and equipment [Line Items]
Estimated useful lives	40 years
Maximum | Machinery and equipment
Property, plant and equipment [Line Items]
Estimated useful lives	20 years
Maximum | Other equipment
Property, plant and equipment [Line Items]
Estimated useful lives	7 years
Maximum | Equipment on operating lease
Property, plant and equipment [Line Items]
Estimated useful lives	5 years
Maximum | Leasehold improvements and capital leases
Property, plant and equipment [Line Items]
Estimated useful lives	10 years